Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balances and transactions with related parties [Abstract]
Receivable		$ 217,188	$ 59,098
Payable		34,756	51,515
Income: [Abstract]
Gain on sale of fixed assets		0	54,679	$ 0
Leases	[1]	788	788	788
Income		788	55,467	788
Expenses: [Abstract]
Other expenses	[2]	415	346	250
Optimus [Member]
Balances and transactions with related parties [Abstract]
Receivable		59,098	59,098
Payable		0	0
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable		0	0
Payable		34,756	51,515
TMM DM [Member]
Balances and transactions with related parties [Abstract]
Receivable		158,090	0
Payable		0	0
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		31,065	37,768	40,571
Social security costs		471	623	775
Short-term benefits		$ 31,536	$ 38,391	$ 41,346

[1]	Grupo TMM, S.A.B. lease operations with SSA Mexico, S.A. de C.V.
[2]	Management consulting provided by SSA Mexico, S.A. de C.V. to Administracion Portuaria Integral de Acapulco, S.A. de C.V.